Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2023	Dec. 21, 2023
Document Information Line Items
Entity Registrant Name	LEDDARTECH HOLDINGS INC.
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		28,770,982
Amendment Flag	false
Entity Central Index Key	0001981462
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Shell Company Event Date	Dec. 21, 2023
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	4535, boulevard Wilfrid-Hamel
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Quebec
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	G1P 2J7
Entity Address, Country	CA
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ernst & Young LLP
Auditor Location	Canada
Auditor Firm ID	1263
Entity File Number	000-00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	4535, boulevard Wilfrid-Hamel
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Quebec
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	G1P 2J7
Entity Address, Country	CA
City Area Code	(514)
Local Phone Number	605-6574
Contact Personnel Name	david
Contact Personnel Email Address	david.torralbo@leddartech.com
Common shares, without par value
Document Information Line Items
Trading Symbol	LDTC
Title of 12(b) Security	Common shares, without par value
Security Exchange Name	NASDAQ
Warrants to purchase common shares
Document Information Line Items
Trading Symbol	LDTCW
Title of 12(b) Security	Warrants to purchase common shares
Security Exchange Name	NASDAQ